T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
November 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 92.1%
FINANCIAL INSTITUTIONS 42.9%
Banking 29.1%
Ally Financial, 2.20%, 11/2/28  1,260 1,249
Banco Bilbao Vizcaya Argentaria, 1.125%,
9/18/25  800 787
Banco Santander, 2.749%, 12/3/30  1,000 979
Banco Santander Chile, 2.70%, 1/10/25 (1) 816 836
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero Santand,
5.375%, 4/17/25 (1) 460 500
Bank of America, 4.25%, 10/22/26  800 882
Bank of America, 4.45%, 3/3/26  940 1,035
Bank of America, VR, 2.299%, 7/21/32 (2) 820 804
Bank of America, VR, 2.496%, 2/13/31 (2) 710 713
Bank of America, VR, 2.572%, 10/20/32 (2) 500 502
Bank of America, VR, 2.831%, 10/24/51 (2) 870 865
Bank of America, VR, 4.271%, 7/23/29 (2) 1,435 1,607
Barclays, VR, 2.852%, 5/7/26 (2) 1,415 1,457
BNP Paribas, VR, 1.323%, 1/13/27 (1)(2) 1,305 1,276
Capital One Financial, VR, 2.359%,
7/29/32 (2) 1,205 1,149
Citigroup, VR, 2.561%, 5/1/32 (2) 1,975 1,989
Citigroup, VR, 2.572%, 6/3/31 (2) 800 803
Citigroup, VR, 3.98%, 3/20/30 (2) 380 420
Citigroup, VR, 4.412%, 3/31/31 (2) 615 703
Credit Agricole, VR, 1.247%, 1/26/27 (1)(2) 1,195 1,160
Credit Suisse Group, VR, 3.091%,
5/14/32 (1)(2) 615 620
Discover Financial Services, 4.10%, 2/9/27  1,000 1,093
Goldman Sachs Group, VR, 1.992%,
1/27/32 (2) 720 692
Goldman Sachs Group, VR, 2.383%,
7/21/32 (2) 1,390 1,364
Goldman Sachs Group, VR, 2.65%,
10/21/32 (2) 1,200 1,204
Goldman Sachs Group, VR, 4.223%,
5/1/29 (2) 1,620 1,798
HSBC Holdings, 4.95%, 3/31/30  605 708
HSBC Holdings, VR, 2.804%, 5/24/32 (2) 880 880
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 1,180 1,199
ING Groep, VR, 1.726%, 4/1/27 (2) 495 492
JPMorgan Chase, VR, 2.58%, 4/22/32 (2) 720 727
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,400 1,444
JPMorgan Chase, VR, 3.109%, 4/22/51 (2) 950 995
JPMorgan Chase, VR, 4.203%, 7/23/29 (2) 400 446
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 600 569
Morgan Stanley, VR, 2.239%, 7/21/32 (2) 1,600 1,568
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 420 431
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 240 252
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 1,640 1,868
Morgan Stanley, VR, 5.597%, 3/24/51 (2) 220 333
Santander UK Group Holdings, VR, 1.532%,
8/21/26 (2) 1,385 1,367
Shinhan Bank, VR, 3.875%, 12/7/26 (2) 1,455 1,456
Standard Chartered, VR, 4.644%, 4/1/31 (1)
(2) 1,765 2,005
Toronto-Dominion Bank, 2.00%, 9/10/31  820 814
Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.879%, 10/30/30 (2) 2,860 2,963
Wells Fargo, VR, 3.068%, 4/30/41 (2) 1,480 1,536
Wells Fargo, VR, 5.013%, 4/4/51 (2) 665 921
Wells Fargo, Series BB, VR, 3.90% (2)(3) 330 332
49,793
Brokerage Asset Managers
Exchanges 2.7%
Charles Schwab, Series I, VR, 4.00% (2)(3) 420 418
Intercontinental Exchange, 2.65%, 9/15/40  1,330 1,273
Intercontinental Exchange, 3.00%, 6/15/50  445 445
LSEGA Financing, 2.00%, 4/6/28 (1) 1,300 1,292
LSEGA Financing, 2.50%, 4/6/31 (1) 835 843
LSEGA Financing, 3.20%, 4/6/41 (1) 260 270
4,541
Finance Companies 2.0%
AerCap Ireland Capital, 3.85%, 10/29/41  420 432
AerCap Ireland Capital, 3.875%, 1/23/28  750 795
AerCap Ireland Capital, 6.50%, 7/15/25  535 612
Avolon Holdings Funding, 2.528%,
11/18/27 (1) 757 735
Park Aerospace Holdings, 5.50%,
2/15/24 (1) 266 286
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 600 629
3,489
Insurance 5.4%
Centene, 2.45%, 7/15/28  485 474
Centene, 2.50%, 3/1/31  1,930 1,854
Centene, 2.625%, 8/1/31  200 193
Centene, 4.625%, 12/15/29  500 534
CNO Financial Group, 5.25%, 5/30/29  735 850
Equitable Financial Life Global Funding,
1.80%, 3/8/28 (1) 880 866
Health Care Service A Mutual Legal
Reserve, 2.20%, 6/1/30 (1) 890 881
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (1) 960 1,002
Humana, 2.15%, 2/3/32  395 380
New York Life Insurance, 3.75%,
5/15/50 (1) 1,005 1,154
UnitedHealth Group, 2.90%, 5/15/50  1,100 1,127
9,315
Real Estate Investment Trusts 3.7%
American Campus Communities Operating
Partnership, 3.875%, 1/30/31  815 902
Boston Properties, 3.25%, 1/30/31  1,000 1,042
CubeSmart, 2.25%, 12/15/28  625 627
Essex Portfolio, 2.55%, 6/15/31  900 908
Global Net Lease, 3.75%, 12/15/27 (1) 810 789
Healthcare Realty Trust, 2.40%, 3/15/30  620 621
Hudson Pacific Properties, 4.65%, 4/1/29  700 796
Life Storage, 2.40%, 10/15/31  565 554
6,239
Total Financial Institutions 73,377
INDUSTRIAL 47.9%
Capital Goods 1.5%
Carrier Global, 2.722%, 2/15/30  1,230 1,255

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Johnson Electric Holdings, 4.125%,
7/30/24  750 792
Waste Connections, 2.95%, 1/15/52  560 569
2,616
Communications 12.2%
AT&T, 2.55%, 12/1/33  1,000 963
AT&T, 6.375%, 3/1/41  1,000 1,420
Charter Communications Operating, 2.30%,
2/1/32  800 756
Charter Communications Operating, 4.20%,
3/15/28  400 439
Charter Communications Operating,
4.908%, 7/23/25  1,140 1,257
Charter Communications Operating, 5.05%,
3/30/29  800 922
Comcast, 1.50%, 2/15/31  2,500 2,343
Comcast, 2.887%, 11/1/51 (1) 2,130 2,091
Crown Castle International, 2.25%, 1/15/31  1,200 1,160
SBA Tower Trust, 1.631%, 11/15/26 (1) 575 564
SBA Tower Trust, 2.328%, 1/15/28 (1) 370 378
SBA Tower Trust, 2.836%, 1/15/25 (1) 530 548
T-Mobile USA, 2.55%, 2/15/31  2,000 1,969
Verizon Communications, 1.75%, 1/20/31  770 726
Verizon Communications, 2.355%,
3/15/32 (1) 800 791
Verizon Communications, 2.875%,
11/20/50  435 420
Verizon Communications, 2.987%,
10/30/56  990 958
Verizon Communications, 3.00%, 11/20/60  415 397
Verizon Communications, 3.15%, 3/22/30  1,540 1,626
Verizon Communications, 4.862%, 8/21/46  175 228
Vodafone Group, 5.25%, 5/30/48  730 949
20,905
Consumer Cyclical 8.7%
Aptiv, 3.10%, 12/1/51  1,365 1,326
General Motors Financial, 4.00%, 1/15/25  1,200 1,275
General Motors Financial, 4.35%, 4/9/25  295 319
Hyundai Capital America, 1.80%,
10/15/25 (1) 275 274
Hyundai Capital America, 1.80%,
1/10/28 (1) 545 530
Hyundai Capital America, 2.375%,
10/15/27 (1) 290 290
Marriott International, Series EE, 5.75%,
5/1/25  72 81
Marriott International, Series FF, 4.625%,
6/15/30  775 877
Marriott International, Series II, 2.75%,
10/15/33  185 180
McDonald's, 3.625%, 9/1/49  440 490
McDonald's, 4.20%, 4/1/50  435 528
Nissan Motor, 3.522%, 9/17/25 (1) 1,550 1,628
QVC, 4.45%, 2/15/25  865 910
QVC, 4.85%, 4/1/24  340 364
Ross Stores, 1.875%, 4/15/31  800 769
Ross Stores, 4.80%, 4/15/30  817 949
Starbucks, 3.35%, 3/12/50  968 1,019
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 250 245
Par/Shares $ Value
(Amounts in 000s)
Stellantis Finance U.S., 2.691%, 9/15/31 (1) 815 806
Volkswagen Group of America Finance,
3.20%, 9/26/26 (1) 1,000 1,057
Volkswagen Group of America Finance,
4.75%, 11/13/28 (1) 765 884
14,801
Consumer Non-Cyclical 10.8%
AbbVie, 4.05%, 11/21/39  960 1,098
AbbVie, 4.25%, 11/21/49  1,060 1,276
AbbVie, 4.50%, 5/14/35  445 527
AbbVie, 4.70%, 5/14/45  605 755
Anheuser-Busch InBev Worldwide, 4.50%,
6/1/50  805 996
AstraZeneca, 1.375%, 8/6/30  925 870
Baxter International, 2.539%, 2/1/32 (1) 670 674
Becton Dickinson & Company, 4.669%,
6/6/47  1,070 1,357
CommonSpirit Health, 2.782%, 10/1/30  251 258
CVS Health, 5.05%, 3/25/48  760 1,003
Hasbro, 3.55%, 11/19/26  985 1,058
Hasbro, 3.90%, 11/19/29  380 418
Mount Sinai Hospitals Group, Series 2017,
3.981%, 7/1/48  45 53
Mount Sinai Hospitals Group, Series 2019,
3.737%, 7/1/49  537 608
Mount Sinai Hospitals Group, Series 2020,
3.391%, 7/1/50  243 263
PerkinElmer, 1.90%, 9/15/28  1,725 1,683
PerkinElmer, 2.25%, 9/15/31  375 365
Perrigo Finance Unlimited, 3.15%, 6/15/30  805 789
Perrigo Finance Unlimited, 3.90%, 12/15/24  610 641
Perrigo Finance Unlimited, 4.375%, 3/15/26  760 800
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  1,255 1,268
Takeda Pharmaceutical, 2.05%, 3/31/30  1,800 1,745
18,505
Energy 7.3%
BP Capital Markets America, 2.939%,
6/4/51  415 402
Cameron LNG, 3.302%, 1/15/35 (1) 795 840
Cameron LNG, 3.701%, 1/15/39 (1) 200 219
Cenovus Energy, 3.75%, 2/15/52  110 108
Cenovus Energy, 4.25%, 4/15/27  750 814
Cenovus Energy, 5.375%, 7/15/25  186 206
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  255 288
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  665 740
Cheniere Corpus Christi Holdings, 7.00%,
6/30/24  175 195
Continental Resources, 2.875%, 4/1/32 (1) 430 415
Energy Transfer, 5.00%, 5/15/50  415 477
Energy Transfer, 5.50%, 6/1/27  380 432
Energy Transfer, 6.00%, 6/15/48  395 493
Hess, 7.125%, 3/15/33  90 118
Kinder Morgan, 5.05%, 2/15/46  820 978
MPLX, 2.65%, 8/15/30  485 478
Sabine Pass Liquefaction, 5.00%, 3/15/27  555 624
Sabine Pass Liquefaction, 5.625%, 3/1/25  190 211
Sabine Pass Liquefaction, 5.875%, 6/30/26  635 731

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  745 840
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  270 329
Williams, 2.60%, 3/15/31  800 790
Woodside Finance, 3.65%, 3/5/25 (1) 345 365
Woodside Finance, 3.70%, 9/15/26 (1) 689 736
Woodside Finance, 4.50%, 3/4/29 (1) 600 674
12,503
Technology 3.8%
Apple, 2.65%, 2/8/51  780 776
CDW, 5.50%, 12/1/24  180 195
Fortinet, 2.20%, 3/15/31  720 709
NXP, 2.50%, 5/11/31 (1) 1,325 1,321
NXP, 3.25%, 5/11/41 (1) 515 525
NXP, 4.30%, 6/18/29 (1) 1,140 1,283
Oracle, 3.60%, 4/1/50  680 688
Tencent Holdings, 3.94%, 4/22/61  720 782
VMware, 1.80%, 8/15/28  210 204
6,483
Transportation 3.6%
Canadian Pacific Railway, 3.10%, 12/2/51  525 542
Delta Air Lines, 4.75%, 10/20/28 (1) 1,535 1,682
Kansas City Southern, 3.50%, 5/1/50  1,005 1,095
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 1,015 1,084
Transurban Finance, 2.45%, 3/16/31 (1) 1,210 1,205
United Airlines PTT, Series 2019-1, Class
AA, 4.15%, 8/25/31  299 328
United Airlines PTT, Series 2019-2, Class
AA, 2.70%, 5/1/32  225 226
6,162
Total Industrial 81,975
UTILITY 1.3%
Electric 1.3%
Edison International, 4.95%, 4/15/25  150 164
Enel Finance International, 1.875%,
7/12/28 (1) 680 667
Pacific Gas & Electric, 3.00%, 6/15/28  270 271
Pacific Gas & Electric, 4.95%, 7/1/50  470 527
Southern California Edison, Series 20A,
2.95%, 2/1/51  690 658
Total Utility 2,287
Total Corporate Bonds
(Cost $155,803) 157,639
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 4.0%
Owned No Guarantee 4.0%
NBN, 2.625%, 5/5/31 (1) 1,035 1,046
Ooredoo International Finance, 2.625%,
4/8/31 (1) 480 481
Par/Shares $ Value
(Amounts in 000s)
Ooredoo International Finance, 3.75%,
6/22/26  200 217
Ooredoo International Finance, 5.00%,
10/19/25  940 1,060
Qatar Energy, 3.125%, 7/12/41 (1) 910 915
QNB Finance, 2.625%, 5/12/25  800 825
SA Global Sukuk, 1.602%, 6/17/26 (1) 200 197
Saudi Telecom, 3.89%, 5/13/29  815 899
SingTel Group Treasury, 1.875%, 6/10/30  1,300 1,282
Total Foreign Government Obligations &
Municipalities
(Cost $6,920) 6,922
MUNICIPAL SECURITIES 1.6%
Colorado 0.1%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  170 173
173
Illinois 0.5%
Illinois, Series A, GO, 3.14%, 10/1/24  830 854
854
Texas 1.0%
Central Texas Turnpike System, Series C,
3.029%, 8/15/41  1,010 1,027
Grand Parkway Transportation, Series B,
3.236%, 10/1/52  680 711
1,738
Total Municipal Securities
(Cost $2,690) 2,765
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.4%
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds, 1.375%, 8/15/50  95 86
U.S. Treasury Bonds, 2.00%, 8/15/51  510 534
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $608) 620
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund,
0.06% (4)(5) 2,244 2,244
Total Short-Term Investments
(Cost $2,244) 2,244
Total Investments in Securities 99.4%
(Cost $168,265) $ 170,190
Other Assets Less Liabilities 0.6% 1,045
Net Assets 100.0% $ 171,235

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

.
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,559 and represents
23.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A2*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 18 4 14
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 16 (7) 23
Total Bilateral Credit Default Swaps, Protection Sold (3) 37
Total Bilateral Swaps (3) 37
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit CDX.IG-S37, 5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 24,540 551 582 (31)
Total Centrally Cleared Credit Default Swaps, Protection Sold (31)
Total Centrally Cleared Swaps (31)
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ (32)
* Credit ratings as of November 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $24.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 206 U.S. Treasury Long Bond contracts 3/22 33,398 $ 389
Long, 1 U.S. Treasury Notes five year contracts 3/22 122 —
Short, 68 U.S. Treasury Notes ten year contracts 3/22 (8,895) (50)
Long, 59 U.S. Treasury Notes two year contracts 3/22 12,905 8
Short, 3 Ultra U.S. Treasury Bonds contracts 3/22 (602) (20)
Short, 273 Ultra U.S. Treasury Notes ten year contracts 3/22 (40,101) (696)
Net payments (receipts) of variation margin to date 304
Variation margin receivable (payable) on open futures contracts $ (65)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.06% $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
11/30/21
T. Rowe Price Government Reserve Fund, 0.06% $ 1,957 ¤ ¤ $ 2,244 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $2,244.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 167,946 $ — $ 167,946
Short-Term Investments 2,244 — — 2,244
Total Securities 2,244 167,946 — 170,190
Swaps — 34 — 34
Futures Contracts* 397 — — 397
Total $ 2,641 $ 167,980 $ — $ 170,621
Liabilities
Swaps* $ — $ 31 $ — $ 31
Futures Contracts* 766 — — 766
Total $ 766 $ 31 $ — $ 797
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.